Discontinued Operations (Results From Discontinued Operations And Activity Directly Related To Divestitures) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013 operation		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Number of Operations Disposed					3
External sales:																	$ 273,500,000		$ 306,300,000		$ 332,800,000
Loss before interest and income taxes																	7,900,000		20,800,000		(28,000,000)
Interest expense																	0		0		(200,000)
Income tax benefit (expense)																	5,500,000	[1]	(2,100,000)	[1]	11,700,000	[1]
Loss from discontinued operations, net of tax	(4,200,000)	[2],[3],[4]	5,500,000	[2],[3]	12,300,000	[2]	(200,000)	[2]	(4,900,000)	[2],[3],[4]	15,500,000	[2],[3]	7,400,000	[2]	700,000	[2]	13,400,000		18,700,000		(16,500,000)
Subsequent activity related to other divestitures completed prior to 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss):																	500,000	[5]	3,900,000	[5]	0	[5]
Commercial Fixturing & Components - Store Fixtures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
External sales:																	268,800,000		291,600,000		315,700,000
Earnings (loss):																	10,200,000		19,000,000		(500,000)
Specialized Products:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
External sales:																	500,000		3,500,000		5,500,000
Specialized Products: | Total external sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss):																	(700,000)		(800,000)		(400,000)
Wire dishwasher racks | Industrial Materials
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
External sales:																	4,100,000		11,100,000		11,500,000
Earnings (loss):																	1,000,000		(100,000)		(25,300,000)
Cotton-based erosion control products | Industrial Materials
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on write down					1,900,000
Fixed asset impairment					1,500,000
External sales:																	100,000		100,000		100,000
Earnings (loss):																	$ (3,100,000)		$ (1,200,000)		$ (1,800,000)

[1]	2013 and 2012 tax amounts include benefits related to a worthless stock deduction and the excess outside tax basis of the subsidiary that produced wire dishwasher racks.
[2]	amounts for 2012 and 2013 have been retrospectively adjusted to reflect the reclassification of certain businesses from continuing to discontinued operations.
[3]	As discussed in Note C beginning on page 13 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the fourth quarter of 2013 we incurred $67 of charges related to the Commercial Vehicle Products group ($63 goodwill impairment charge and $4 accelerated amortization of a customer-related intangible asset.)
[4]	Net earnings for 2012 include a fourth quarter $27 net tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets, partially offset by withholding taxes on earnings in China.
[5]	Subsequent activity for businesses divested in prior years has been reported as discontinued operations in the table above, including a cash litigation settlement received in 2012 associated with our former Prime Foam Products unit. This unit was sold in March 2007 and was previously part of the Residential Furnishings segment.